Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Abstract]
Corporate income tax rate	25.00%
Income tax provision (benefit)
VAT rate	13.00%
Tax payables	$ 0.2	$ 0.2